CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of profit or loss and other comprehensive income [abstract]
Revenue	$ 7,351	$ 5,400
Cost of sales	5,457	3,971
(Gain) loss on commodity-related derivative financial instruments	(22)	71
Share of profit from equity accounted investees	411	116
Gross profit	2,327	1,474
General and administrative	279	236
Other expense	27	28
Results from operating activities	2,021	1,210
Net finance costs	279	185
Earnings before income tax	1,742	1,025
Current tax expense	70	48
Deferred tax expense	394	94
Income tax expense	464	142
Earnings attributable to shareholders	1,278	883
Other comprehensive (loss) income
Exchange gain on translation of foreign operations	330	1
Remeasurements of defined benefit liability, net of tax	(6)	3
Total comprehensive income attributable to shareholders	1,602	887
Earnings attributable to common shareholders, net of preferred share dividends	$ 1,157	$ 803
Earnings per common share - basic (in CAD per share)	$ 2.28	$ 1.87
Earnings per common share - diluted (in CAD per share)	$ 2.28	$ 1.86
Weighted average number of common shares (millions)
Basic (in shares)	505	426
Diluted (in shares)	509	432